PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 96.1%
Common Stocks
Aerospace & Defense 0.8%
Hexcel Corp.(a)	98,355	$5,788,192
Spirit AeroSystems Holdings, Inc. (Class A Stock)	543,672	16,092,691
		21,880,883
Airlines 0.4%
Sun Country Airlines Holdings, Inc.*(a)	713,402	11,314,556
Automobiles 0.0%
Electric Last Mile Solutions, Inc.*	760,000	16,036
Banks 5.8%
BankUnited, Inc.(a)	648,116	22,016,500
East West Bancorp, Inc.	435,240	28,682,316
Eastern Bankshares, Inc.	1,338,272	23,085,192
Enterprise Financial Services Corp.(a)	487,398	23,863,006
First Bancorp(a)	348,182	14,916,117
Hilltop Holdings, Inc.(a)	400,279	12,012,373
Pinnacle Financial Partners, Inc.(a)	451,182	33,116,759
		157,692,263
Biotechnology 6.0%
Apellis Pharmaceuticals, Inc.*	674,535	34,880,205
Arcutis Biotherapeutics, Inc.*(a)	382,627	5,662,880
Argenx SE (Netherlands), ADR*	52,451	19,870,012
Avid Bioservices, Inc.*(a)	1,313,663	18,089,139
Celldex Therapeutics, Inc.*(a)	478,866	21,343,058
Horizon Therapeutics PLC*	193,688	22,041,694
ImmunoGen, Inc.*	3,171,490	15,730,590
Syndax Pharmaceuticals, Inc.*	699,259	17,796,142
Vaxcyte, Inc.*	203,121	9,739,652
		165,153,372
Building Products 0.9%
Armstrong World Industries, Inc.	146,296	10,034,442
Zurn Elkay Water Solutions Corp.	738,152	15,611,915
		25,646,357
Capital Markets 2.0%
AssetMark Financial Holdings, Inc.*	527,831	12,140,113

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Bridge Investment Group Holdings, Inc. (Class A Stock)(a)	1,391,366	$16,765,960
Brightsphere Investment Group, Inc.	301,008	6,194,745
Focus Financial Partners, Inc. (Class A Stock)*	223,843	8,342,629
Lazard Ltd. (Class A Stock)	238,974	8,285,228
Open Lending Corp. (Class A Stock)*(a)	607,704	4,102,002
		55,830,677
Chemicals 0.4%
Avient Corp.	339,068	11,446,936
Commercial Services & Supplies 1.2%
GFL Environmental, Inc. (Canada)(a)	1,089,985	31,860,262
Construction & Engineering 2.1%
Great Lakes Dredge & Dock Corp.*	1,657,250	9,860,638
WillScot Mobile Mini Holdings Corp.*	1,082,812	48,910,618
		58,771,256
Construction Materials 1.4%
Summit Materials, Inc. (Class A Stock)*(a)	1,377,989	39,121,108
Electric Utilities 0.3%
PNM Resources, Inc.	176,499	8,611,386
Electrical Equipment 0.5%
Regal Rexnord Corp.(a)	121,623	14,592,328
Electronic Equipment, Instruments & Components 0.6%
Littelfuse, Inc.	71,302	15,700,700
Energy Equipment & Services 0.7%
Patterson-UTI Energy, Inc.	1,199,487	20,199,361
Equity Real Estate Investment Trusts (REITs) 8.2%
Cousins Properties, Inc.	710,876	17,978,054
Gaming & Leisure Properties, Inc.(a)	1,332,198	69,394,194
Independence Realty Trust, Inc.	1,666,760	28,101,574
National Storage Affiliates Trust	590,446	21,326,909
Plymouth Industrial REIT, Inc.	1,125,385	21,584,884
Retail Opportunity Investments Corp.	2,089,744	31,408,852

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Summit Hotel Properties, Inc.	3,240,139	$23,393,804
UMH Properties, Inc.	710,010	11,431,161
		224,619,432
Food & Staples Retailing 2.3%
Performance Food Group Co.*	1,096,456	64,022,066
Food Products 2.4%
Adecoagro SA (Brazil)	2,882,891	23,899,167
Darling Ingredients, Inc.*(a)	538,168	33,683,935
Freshpet, Inc.*(a)	155,839	8,223,624
		65,806,726
Health Care Equipment & Supplies 1.2%
Envista Holdings Corp.*(a)	584,699	19,686,816
Inari Medical, Inc.*(a)	200,438	12,739,839
		32,426,655
Health Care Providers & Services 4.0%
Acadia Healthcare Co., Inc.*	397,990	32,762,537
Molina Healthcare, Inc.*	148,654	49,088,524
Progyny, Inc.*(a)	850,950	26,507,092
		108,358,153
Health Care Technology 0.4%
Definitive Healthcare Corp.*(a)	890,641	9,788,145
Sophia Genetics SA (Switzerland)*	434,022	894,085
		10,682,230
Hotels, Restaurants & Leisure 3.5%
Bally’s Corp.*(a)	66,128	1,281,561
Bloomin’ Brands, Inc.(a)	1,459,637	29,367,896
Boyd Gaming Corp.(a)	338,067	18,434,794
Churchill Downs, Inc.(a)	140,619	29,731,075
Penn Entertainment, Inc.*(a)	454,740	13,505,778
Sweetgreen, Inc. (Class A Stock)*(a)	270,847	2,321,159
		94,642,263

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Household Durables 1.8%
Century Communities, Inc.	382,914	$19,149,529
Toll Brothers, Inc.	615,366	30,719,071
		49,868,600
Independent Power & Renewable Electricity Producers 1.2%
NextEra Energy Partners LP	455,172	31,903,005
Insurance 4.1%
Axis Capital Holdings Ltd.(a)	788,191	42,696,306
James River Group Holdings Ltd.	435,582	9,108,020
RenaissanceRe Holdings Ltd. (Bermuda)	181,842	33,500,752
Ryan Specialty Holdings, Inc.*(a)	631,297	26,205,138
		111,510,216
Interactive Media & Services 0.5%
ZoomInfo Technologies, Inc.*(a)	493,094	14,847,060
Internet & Direct Marketing Retail 0.2%
Etsy, Inc.*(a)	41,889	5,017,464
IT Services 3.8%
Grid Dynamics Holdings, Inc.*	365,847	4,104,803
Shift4 Payments, Inc. (Class A Stock)*(a)	744,619	41,646,541
TELUS International CDA, Inc. (Philippines)*	866,562	17,149,262
WEX, Inc.*(a)	248,326	40,638,550
		103,539,156
Leisure Products 1.0%
Brunswick Corp.(a)	385,168	27,762,909
Life Sciences Tools & Services 0.8%
Avantor, Inc.*	259,403	5,470,809
BioLife Solutions, Inc.*(a)	287,545	5,233,319
Olink Holding AB (Sweden), ADR*(a)	494,271	12,544,598
		23,248,726
Machinery 5.0%
Energy Recovery, Inc.*(a)	680,941	13,952,481
Enerpac Tool Group Corp.	361,360	9,196,612
EnPro Industries, Inc.	73,792	8,020,452

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Trinity Industries, Inc.(a)	2,241,417	$66,278,701
Westinghouse Air Brake Technologies Corp.	389,616	38,887,573
		136,335,819
Marine 1.2%
Kirby Corp.*	516,026	33,206,273
Metals & Mining 0.5%
ERO Copper Corp. (Brazil)*	940,184	12,943,153
Mortgage Real Estate Investment Trusts (REITs) 1.6%
Ladder Capital Corp.	2,093,992	21,023,680
Starwood Property Trust, Inc.	1,265,111	23,189,484
		44,213,164
Multi-Utilities 1.4%
CenterPoint Energy, Inc.(a)	1,048,593	31,447,304
CMS Energy Corp.	98,504	6,238,258
		37,685,562
Oil, Gas & Consumable Fuels 7.3%
Chord Energy Corp.	435,693	59,607,160
PDC Energy, Inc.	995,659	63,204,433
Targa Resources Corp.	1,038,586	76,336,071
		199,147,664
Pharmaceuticals 3.2%
Jazz Pharmaceuticals PLC*	262,133	41,760,408
Pacira BioSciences, Inc.*	404,957	15,635,390
Pliant Therapeutics, Inc.*	597,955	11,558,470
Revance Therapeutics, Inc.*(a)	998,082	18,424,594
		87,378,862
Professional Services 3.1%
ASGN, Inc.*(a)	165,935	13,520,384
HireRight Holdings Corp.*	489,832	5,809,408
Huron Consulting Group, Inc.*	375,879	27,288,815
KBR, Inc.	713,231	37,658,597
		84,277,204

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 1.2%
Howard Hughes Corp. (The)*(a)	431,541	$32,978,363
Road & Rail 0.9%
Saia, Inc.*(a)	120,943	25,359,328
Semiconductors & Semiconductor Equipment 2.6%
MaxLinear, Inc.*(a)	248,865	8,448,967
Tower Semiconductor Ltd. (Israel)*	923,778	39,907,209
Universal Display Corp.	219,293	23,692,416
		72,048,592
Software 4.6%
Clear Secure, Inc. (Class A Stock)(a)	963,276	26,422,661
Descartes Systems Group, Inc. (The) (Canada)*	124,861	8,696,569
KnowBe4, Inc. (Class A Stock)*	1,198,073	29,688,249
Paycom Software, Inc.*	73,773	22,892,499
Smartsheet, Inc. (Class A Stock)*	136,319	5,365,516
Sprout Social, Inc. (Class A Stock)*(a)	578,011	32,634,501
		125,699,995
Specialty Retail 0.6%
Citi Trends, Inc.*(a)	300,309	7,952,183
Foot Locker, Inc.	223,989	8,464,544
		16,416,727
Textiles, Apparel & Luxury Goods 3.6%
Kontoor Brands, Inc.(a)	773,269	30,923,027
On Holding AG (Switzerland) (Class A Stock)*(a)	1,492,630	25,613,531
Ralph Lauren Corp.(a)	390,914	41,307,883
		97,844,441
Trading Companies & Distributors 0.8%
Core & Main, Inc. (Class A Stock)*(a)	500,779	9,670,043
Herc Holdings, Inc.	83,278	10,956,886
		20,626,929

Total Long-Term Investments (cost $2,493,058,968)		2,632,254,218

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 24.5%
Affiliated Mutual Fund 20.2%
PGIM Institutional Money Market Fund (cost $552,461,969; includes $550,782,421 of cash collateral for securities on loan)(b)(we)	552,933,584	$552,657,117
Unaffiliated Fund 4.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $116,945,486)	116,945,486	116,945,486

Total Short-Term Investments (cost $669,407,455)		669,602,603

TOTAL INVESTMENTS 120.6% (cost $3,162,466,423)		3,301,856,821
Liabilities in excess of other assets (20.6)%		(564,144,342)

Net Assets 100.0%		$2,737,712,479

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $539,191,954; cash collateral of $550,782,421 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).